INTANGIBLE ASSET (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Intangible assets, amortization expense	$ 0	$ (11,696)
Sotware developments [Member]
Intangible assets, estimated useful lives		5 years
Intangible assets, amortization method		Straight line basis